Italy Sale Disclosure (Details) - Schedule of Remaining Balances and Results of the Italian Assets - Italy [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2023
Italy Sale Disclosure (Details) - Schedule of Remaining Balances and Results of the Italian Assets [Line Items]
Cash & cash equivalents	$ 87,000		$ 100,000	$ 295,000	$ 100,000
Accounts receivable, net	330,000		338,000	932,000
Other current assets	3,966,000		3,819,000	1,030,000	338,000
Property, plant, and equipment, net	4,383,000		4,257,000	21,735,000
Operating leases, non-current - assets				4,000
Other non-current assets				800,000	3,819,000
Total assets held for sale				24,796,000	4,257,000
Accounts payable	17,000		21,000	109,000	21,000
Other current liabilities	3,797,000		3,658,000	1,080,000	578,000
Other non-current liabilities		$ 655,000		216,000
Total liabilities	586,000		599,000	1,405,000	599,000
Net assets held for sale				23,391,000	$ 3,658,000
Revenues			3,360,000	3,354,000
Operating Expenses
Cost of revenues		(262,000)	(1,204,000)	(812,000)
Selling, general, and administrative	(8,000)	(42,000)	(69,000)	(77,000)
Depreciation, amortization, and accretion		(410,000)	(1,638,000)	(1,614,000)
Loss on disposal of asset	(8,000)	(59,000)	(5,501,000)
Total operating expenses	8,000	714,000	(8,412,000)	(2,503,000)
Income/(Loss) from discontinued operations		(36,000)	(5,052,000)	851,000
Other income/(expense):
Other expense	(8,000)	(95,000)	(15,000)
Other income				22,000
Total other expenses		(36,000)	(15,000)	22,000
Income/(Loss) before provision for income taxes	(8,000)	(95,000)	(5,067,000)	873,000
Income taxes
Net income/(loss) from discontinued operations	$ (8,000)	$ (95,000)	$ (5,067,000)	$ 873,000
Impact on EPS
Net income/(loss) attributable to common stockholders, basic (in Dollars per share)	$ 0	$ 0	$ (5,067)	$ 873
Net income/(loss) attributable to common stockholders, diluted (in Dollars per share)	$ 0	$ 0	$ (5,067)	$ 873
Net income/(loss) per share attributable to common stockholders, basic	$ 65,077,094,000	$ 57,500,000,000	$ (90.00)	$ 20.00
Net income/(loss) per share attributable to common stockholders, diluted	$ 65,077,094,000	$ 57,500,000,000	$ (90.00)	$ 20.00
Weighted-average common stock outstanding, basic (in Shares)			57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)			57,862,598	57,500,000